UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (check only one.):	[   ] is a restatement
						[   ] adds new holdings entries

Institutional Investment Manager Filing this Report
Name:	Morgan Dempsey Capital Management, LLC
Address:	1511 W. Market St.
		Mequon, WI  53092

13F File Number:	28-6620

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Gail L. Betzhold
Title:	Office Manager
Phone:	414-241-1561
Signature, Place, and Date of Signing:

	Gail L. Betzhold	Mequon, Wisconsin	July 20, 1999

Report Type  (check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers:		0

Form 13F Information Table Entry Total:  75

Form 13F Information Table Value Total: 146,832,982


List of Other Included Managers:

No.	13F File Number	Name

MORGAN DEMPSEY CAPITAL MANAGEMENT,	LLC - File	#28-6620
FORM 13F
30-Jun-99

                            Value        Put/   Invest   Other Voting Auth
Issuer      Class Cusip		   (000)   Sh   Call   Discre.  Mgrs  Sole Share None

ADC TELE. 		Com 	 000886101		3674		80645	       Sole           80645
AFLAC INC.		Com	  001055102		3272		68365		      Sole           68365
AMER ONLINE Com	  02364J104		2977		27065 			    Sole           27065
AMER HOME   Com	  02660910		 201		 3512		       Sole           3512
AMER INTL   Com	  02687410		 1053	 8983	        Sole           8983
ASSOC BANC  Com	  045487105		256		 6175         Sole           6175
AT&T CORP.		Com  	001957109		234		 4207	        Sole           4207
AVERY DENN 	Com	  05361110		 6096		100970       Sole           100970
BEST BUY    Com	  086516101		5106		75652        Sole           75652
BIOGEN INC		Com	  090597105		4580		71225        Sole           71225
BIOMET INC  Com	  090613100		3917		98555        Sole          	98555
BRIST-MYERS	Com  	11012210		 211		 3008	        Sole           3008
CBS CORP    Com	  12490K107		241		 5550         Sole           5550
CISCO SYS   Com	  17275R102		941		 14611	       Sole           14611
COAST CARIB Com	  19043220		 52		  26400	       Sole           26400
CTRYWIDE CR Com   22237210		 3653		85462	       Sole           85462
DCI TELECOM Com	  23309420		 46		  41000	       Sole           41000
DELL COMP  	Com	  247025109		602		 16275        Sole           16275
DONALD LUFK	Com  	257661108		3155		52370	       Sole           52370
E*TRADE GRP Com 	 269246104		1611		40360        Sole           40360
EMERSON ELE Com  	29101110		 250		 3975	        Sole           3975
EXXON CORP		Com	  30229010		 320		 4154		       Sole           4154
F&M BANCORP	Com  	30237110		 327		 8665	        Sole           8665
FIFTH THIRD Com	  316773100		213		 3205         Sole           3205
FISERV, INC	Com 	 33773810		 3832		122393	      Sole         		122393
FOREST LAB		Com	  345838106		314		 6790	        Sole           6790
GENERAL ELE Com 	 36960410		 1227		10867        Sole           10867
GEORGIA PAC Com	  373298108		4470		94355        Sole           94355
HARRAH'S    Com	  413619107		3029		137295       Sole           137295
HOME DEPOT		Com	  437076102		402		 6245         Sole           6245
INTEL CORP		Com  	45814010		 440		 7402         Sole           7402
JOHNSON & J Com	  47816010		 253		 2588         Sole           2588
KERR MCGEE		Com	  492386107		3659		72920	       Sole           72920
KOHLS CORP		Com	  500255104		597		 7774         Sole           7774
LASER VISIO Com	  51807H100		241		 3830	        Sole           3830
LCA-VISION  Com	  501803209		533		 57250		      Sole           57250
LUCENT TECH	Com  	54946310		 6893		102224	      Sole           102224
MANDALAY RESCom  	562567107		3613		170555       Sole           170555
MARSHL & IL Com	  57183410		 3842		59683		      Sole           59683
MAXIM INTEG Com  	57772K101		5150		77455	       Sole           77455
MCI WRLDCOM Com	  55268B106		1044		12133	       Sole           12133
MEDTRONIC   Com	  58505510		 390		 5015		       Sole           5015
MERCK & CO  Com	  58933110		 312		 4239	        Sole           4239
MERR LYNCH 	Com	  590188108		334   4200		       Sole           4200
MICROSOFT   Com	  59491810		 869		 9638	        Sole           9638
MINN MINING	Com	  60405910		 208		 2400		       Sole           2400
MOLEX, INC. Com	  60855410		 271		 7346	        Sole           7346
MORGAN STAN Com	  61744644		 365		 3560		       Sole           3560
MOTOROLA    Com	  620076109		241		 2550		       Sole           2550
NRTHRN TRST Com	  665859104		4016		41405        Sole           41405
OMNICOM GRP Com	  68191910		 5181		64773	       Sole           64773
OSHKOSH TRK Com	  688239201		517		 10280	       Sole           10280
PFIZER INC 	Com	  71708110		 368		 3380	        Sole           3380
PRICE ASSOC Com	  74147710		 3667		95575	       Sole           95575
QUADRAX COR Com	  74690540		 .5    30000	       Sole           30000
RL DUTCH PETCom	  78025804		 230		 3830         Sole           3830
S&P400 MDCP Com  	595635103		1405		17920	       Sole           17920
SANMINA COR Com	  800907107		3636		47930	       Sole           47930
SBC COMMUN 	Com	  78387G10		 351		 6066	        Sole           6066
SCHLUMBRGR  Com	  806857108		398		 6250	        Sole           6250
SMITHFLD FDSCom	  832248108		3045		91085        Sole           91085
SOLECTRON   Com	  834182107		5567		83480        Sole           83480
SOUTHTRUST  Com	  844730101		1820		47427        Sole           47427
STAPLES, INCCom  	855030102		6137		198396       Sole           198396
STATE St    Com	  85747710		 3405		39890	       Sole           39890
SUN MICRO   Com	  866810104		318		 4630		       Sole           4630
SUNGARD DATACom  	86736310		 247		 7170		       Sole           7170
SYBRON INTL Com  	87114F106		493		 17905	       Sole           17905
TELE & DATA	Com	  879433100		4217		57680	       Sole           57680
TYCO INTL		 Com	  902124106		6782		71586	       Sole           71586
USWEB CORP.	Com	  917327108		3238		145980	      Sole           145980
VERITY INC.	Com	  92343C106		3574		65965		      Sole           65965
WALMART     Com	  931142103		338		 7010	        Sole           7010
WATSON PHA  Com	  942683103		216		 6170	        Sole           6170
WEYERHAUSER Com	  962166104		2115		30765	       Sole           30765
						                      	146832

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